Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Major Class of Assets and Liabilities Related to Discontinued Operations

The following represents major classes of assets and liabilities related to the discontinued operations included in our consolidated balance sheets as of the following dates:

	Year Ended December 31,
(In millions)	2015	2014
Receivables, net	$17.6	$47.8
Inventories	18.5	55.7
Prepaid expenses and other	0.8	0.7
Property, plant and equipment, net	61.1	103.3
Other assets, net	0.9	4.1

Total assets	$98.9	$211.6

Accounts payable	$3.2	$34.2
Accrued compensation	2.0	2.9
Other accrued liabilities	10.3	4.5
Non-current liabilities of discontinued operations	35.6	45.3

Total liabilities	$51.1	$86.9

Net assets	$47.8	$124.7

Operating Results of the Discontinued Operations

Operating results of the discontinued operations for the years ended December 31, 2015, 2014 and 2013 are shown below:

	Year Ended December 31,
(In millions)	2015	2014	2013
Net sales	$590.3	$926.2	$1,080.9
Operating costs and expenses:
Cost of sales	577.6	931.9	1,037.7
Selling, general and administrative expenses	21.6	23.7	29.1
Restructuring and divestiture costs	0.9	3.1	29.0

Total operating costs and expenses	600.1	958.7	1,095.8

Operating loss from discontinued operations	(9.8)	(32.5)	(14.9)
Interest expense, net	(4.8)	(4.9)	(5.1)
Foreign currency exchange gain	1.1	0.4	0.2
Net gain from the sale of aromatics	21.5	—	—

Income (loss) from discontinued operations	8.0	(37.0)	(19.8)
Provision for (benefit from) income taxes of discontinued operations	1.3	(9.2)	4.4

Net income (loss) from discontinued operations	$6.7	$(27.8)	$(24.2)

Depreciation, Amortization and Capital Expenditures Associated with Discontinued Operations

Certain information pertaining to depreciation and amortization as well as capital expenditures associated with our discontinued operations for the years ended December 31, 2015, 2014 and 2013 are included below:

	Year Ended December 31,
(In millions)	2015	2014	2013
Depreciation and amortization	$10.8	$14.6	$15.5
Capital expenditures	5.8	17.4	18.2